UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2021

WESTERN ASSET

SHORT DURATION

HIGH INCOME FUND

Beginning in or after January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration High Income Fund for the six-month reporting period ended January 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 26, 2021

II	Western Asset Short Duration High Income Fund

Performance review

For the six months ended January 31, 2021, Class A shares of Western Asset Short Duration High Income Fund, excluding sales charges, returned 7.84%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. High Yield 1-5 Yr. Cash Pay 2% Constrained Indexi, returned 7.47% for the same period. The Lipper Short High Yield Funds Category Averageii returned 5.50% over the same time frame.

Performance Snapshot as of January 31, 2021 (unaudited)

(excluding sales charges)	6 months
Western Asset Short Duration High Income Fund:
Class A	7.84%
Class C	7.44%
Class C1[1]	7.36%
Class R	7.44%
Class I	7.96%
Bloomberg Barclays U.S. High Yield 1-5 Yr. Cash Pay 2% Constrained Index	7.47%
Lipper Short High Yield Funds Category Average	5.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2021 for Class A, Class C, Class C1, Class R and Class I shares were 3.46%, 2.82%, 3.11%, 3.19% and 3.80%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class A shares would have been 3.45%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated November 25, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.03%, 1.74%, 1.38%, 1.67% and 0.75%, respectively.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Short Duration High Income Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.00% for Class A shares, 1.75% for Class C shares, 1.40% for Class R shares and 0.85% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap amounts for Class A shares and Class R shares as a result of acquired fund fees and expenses. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 26, 2021

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund invests in high yield bonds, which are rated below investment grade and carry more risk than higher rated securities. Below investment grade securities are commonly referred to as “junk bonds.” Also, the Fund is subject to certain risks of overseas investing, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The use of leverage may increase volatility and possibility of loss. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a

IV	Western Asset Short Duration High Income Fund

potentially large impact on Fund performance. Asset-backed, mortgage-backed and mortgage-related securities are subject to additional risks, such as prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. High Yield 1-5 Yr. Cash Pay 2% Constrained Index is an index that measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. This index only allows issues with a remaining maturity of 1-5 years. Pay-in-kinds and partial pay-in-kinds are excluded. Investors cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 65 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Short Duration High Income Fund	V

(This page intentionally left blank.)

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2021 and July 31, 2020 and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2020 and held for the six months ended January 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	7.84%	$1,000.00	$1,078.40	1.00%	$5.24	Class A	5.00%	$1,000.00	$1,020.16	1.00%	$5.09
Class C	7.44	1,000.00	1,074.40	1.73	9.05	Class C	5.00	1,000.00	1,016.48	1.73	8.79
Class C1	7.36	1,000.00	1,073.60	1.45	7.58	Class C1	5.00	1,000.00	1,017.90	1.45	7.38
Class R	7.44	1,000.00	1,074.40	1.36	7.11	Class R	5.00	1,000.00	1,018.35	1.36	6.92
Class I	7.96	1,000.00	1,079.60	0.74	3.88	Class I	5.00	1,000.00	1,021.48	0.74	3.77

2	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

[1]	For the six months ended January 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2021

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 65.4%
Communication Services — 8.1%
Diversified Telecommunication Services — 0.9%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	200,000	$224,625	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,780,000	2,854,115	(a)
Total Diversified Telecommunication Services				3,078,740
Entertainment — 1.0%
Banijay Entertainment SASU, Senior Secured Notes	5.375%	3/1/25	2,000,000	2,048,750	(a)
Netflix Inc., Senior Notes	4.375%	11/15/26	1,290,000	1,477,469
Total Entertainment				3,526,219
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	370,000	391,749	(a)
Media — 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	3,750,000	3,889,181	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,130,000	4,285,846
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,075,000	1,167,654
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	480,000	491,011	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	1,070,000	1,174,325	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	600,000	606,966	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,880,000	1,965,775	(a)
Total Media				13,580,758
Wireless Telecommunication Services — 2.2%
Sprint Communications Inc., Senior Notes	6.000%	11/15/22	1,000,000	1,075,800
Sprint Corp., Senior Notes	7.875%	9/15/23	3,660,000	4,231,875
Sprint Corp., Senior Notes	7.125%	6/15/24	2,000,000	2,334,600
Total Wireless Telecommunication Services				7,642,275
Total Communication Services				28,219,741

See Notes to Financial Statements.

4	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Discretionary — 13.7%
Auto Components — 0.4%
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	860,000	$886,875
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	550,000	563,063
Total Auto Components				1,449,938
Automobiles — 2.2%
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,390,000	1,695,849
Ford Motor Credit Co. LLC, Senior Notes	3.087%	1/9/23	1,800,000	1,823,265
Ford Motor Credit Co. LLC, Senior Notes	3.096%	5/4/23	1,940,000	1,963,037
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	840,000	913,290
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,220,000	1,341,878	(a)
Total Automobiles				7,737,319
Distributors — 0.6%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,854,165	2,082,163	(a)(b)
Diversified Consumer Services — 1.3%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,140,000	1,206,758	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,268,000	2,485,842	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	980,000	1,022,184	(a)
Total Diversified Consumer Services				4,714,784
Hotels, Restaurants & Leisure — 7.0%
Boyne USA Inc., Secured Notes	7.250%	5/1/25	1,840,000	1,923,950	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	1,380,000	1,456,135	(a)
Golden Nugget Inc., Senior Notes	6.750%	10/15/24	950,000	953,372	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	620,000	674,464	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	1,050,000	1,074,675	(a)
Mohegan Gaming & Entertainment, Senior Secured Notes	8.000%	2/1/26	440,000	435,365	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,710,000	1,516,556	(a)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	540,000	$535,278	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	1,330,000	1,550,141	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	1,210,000	1,406,625	(a)
Peninsula Pacific Entertainment LLC/ Peninsula Pacific Entertainment Finance Inc., Senior Notes	8.500%	11/15/27	1,200,000	1,289,586	(a)
Sands China Ltd., Senior Notes	3.800%	1/8/26	400,000	424,992	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	3,298,000	3,411,369	(a)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	780,000	815,100	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000	531,168	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	3,310,000	3,239,315	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,670,000	1,947,019	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	960,000	1,032,034	(a)
Total Hotels, Restaurants & Leisure				24,217,144
Household Durables — 1.0%
Century Communities Inc., Senior Notes	5.875%	7/15/25	1,880,000	1,962,053
Lennar Corp., Senior Notes	5.875%	11/15/24	1,000,000	1,158,355
New Home Co. Inc., Senior Notes	7.250%	10/15/25	230,000	238,337	(a)
Total Household Durables				3,358,745
Specialty Retail — 1.2%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	464,750	(a)
GameStop Corp., Senior Secured Notes	10.000%	3/15/23	150,000	157,406	(a)
Ken Garff Automotive LLC, Senior Notes	4.875%	9/15/28	1,230,000	1,266,193	(a)
L Brands Inc., Senior Notes	9.375%	7/1/25	630,000	778,837	(a)
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	470,000	512,514	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	520,000	558,163	(a)

See Notes to Financial Statements.

6	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	$250,000	(a)(c)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	250,000	250,000	(a)(c)
Total Specialty Retail				4,237,863
Total Consumer Discretionary				47,797,956
Consumer Staples — 0.8%
Beverages — 0.3%
Primo Water Holdings Inc., Senior Notes	5.500%	4/1/25	1,170,000	1,206,925	(a)
Food Products — 0.5%
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	1,543,000	1,591,219	(a)
Total Consumer Staples				2,798,144
Energy — 8.4%
Oil, Gas & Consumable Fuels — 8.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.375%	9/15/24	630,000	630,000
Apache Corp., Senior Notes	4.875%	11/15/27	320,000	329,280
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,827,000	1,742,154	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	1,440,000	1,526,407	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	300,000	300,750	(a)
Cenovus Energy Inc., Senior Notes	3.000%	8/15/22	440,000	450,573
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	570,000	583,894	(a)
Comstock Resources Inc., Senior Notes	9.750%	8/15/26	950,000	1,012,937
Continental Resources Inc., Senior Notes	5.000%	9/15/22	172,000	172,387
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,300,000	1,334,937
DCP Midstream Operating LP, Senior Notes	5.375%	7/15/25	810,000	868,219
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	580,000	620,417	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	560,000	581,000	(a)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
EQM Midstream Partners LP, Senior Notes	4.000%	8/1/24	750,000		$759,919
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	440,000		460,821	(a)
EQM Midstream Partners LP, Senior Notes	4.125%	12/1/26	1,270,000		1,231,983
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	390,000		418,162	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	240,000		249,089
EQT Corp., Senior Notes	7.875%	2/1/25	1,180,000		1,392,217
EQT Corp., Senior Notes	5.000%	1/15/29	1,080,000		1,177,200
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,350,000		1,396,406	(a)
Murphy Oil Corp., Senior Notes	5.750%	8/15/25	2,070,000		1,995,615
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	329,000		325,644
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,450,000		1,404,687
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,050,000		1,015,539
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 1.450%)	1.671%	8/15/22	130,000		127,460	(d)
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	380,000		367,108	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	300,000		342,573
Range Resources Corp., Senior Notes	5.000%	3/15/23	441,000		443,073
Range Resources Corp., Senior Notes	9.250%	2/1/26	870,000		949,205
Southwestern Energy Co., Senior Notes	4.100%	3/15/22	1,700,000		1,705,975
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	970,000	CAD	307,214	(a)
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	1,890,000		1,960,232
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000		101,688
WPX Energy Inc., Senior Notes	6.000%	1/15/22	470,000		478,702
WPX Energy Inc., Senior Notes	8.250%	8/1/23	400,000		461,084
Total Energy					29,224,551

See Notes to Financial Statements.

8	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Financials — 8.9%
Banks — 1.8%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	690,000	$765,426	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	750,000	841,314	(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	610,000	738,815	(a)(d)(e)
Lions Gate Capital Holdings LLC, Senior Notes	6.375%	2/1/24	850,000	871,250	(a)
Lions Gate Capital Holdings LLC, Senior Notes	5.875%	11/1/24	630,000	645,293	(a)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,050,000	1,089,081	(d)(e)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	960,000	1,140,557	(a)(d)
Total Banks				6,091,736
Capital Markets — 1.1%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	668,751	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	200,000	225,259	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	229,106	(a)(d)(e)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,000,000	1,047,500

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	490,000	$531,956	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,130,000	1,240,960	(a)(d)(e)
Total Capital Markets				3,943,532
Consumer Finance — 1.0%
FirstCash Inc., Senior Notes	4.625%	9/1/28	1,200,000	1,246,110	(a)
Navient Corp., Senior Notes	6.750%	6/15/26	1,950,000	2,155,364
Total Consumer Finance				3,401,474
Diversified Financial Services — 3.9%
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	1,980,000	2,013,412	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,280,000	1,372,736	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	960,000	874,699	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,930,000	1,985,488	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	670,000	696,314	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,787,475	4,296,759	(a)(b)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.230%	12/21/65	1,250,000	970,563	(a)(d)
LD Holdings Group LLC, Senior Notes	6.500%	11/1/25	1,300,000	1,384,500	(a)
Total Diversified Financial Services				13,594,471
Insurance — 0.3%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,100,000	1,182,500	(a)(b)

See Notes to Financial Statements.

10	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	$835,705	(a)
Starwood Property Trust Inc., Senior Notes	5.500%	11/1/23	560,000	583,100	(a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,418,805
Thrifts & Mortgage Finance — 0.4%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,190,000	1,340,470	(a)
Total Financials				30,972,988
Health Care — 7.6%
Health Care Providers & Services — 5.2%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,310,000	1,380,413	(a)
Centene Corp., Senior Notes	5.375%	8/15/26	2,500,000	2,628,125	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.625%	2/15/25	1,000,000	1,054,575	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,940,000	2,087,440	(a)
Global Medical Response Inc., Senior Secured Notes	6.500%	10/1/25	680,000	703,460	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	2,050,000	2,304,661
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	500,000	510,625	(a)
ModivCare Inc., Senior Notes	5.875%	11/15/25	1,150,000	1,221,156	(a)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	780,000	851,994	(a)
Surgery Center Holdings Inc., Senior Notes	10.000%	4/15/27	190,000	210,306	(a)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	2,200,000	2,389,200
Tenet Healthcare Corp., Senior Secured Notes	4.625%	9/1/24	500,000	513,595	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	1,090,000	1,179,249	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	1,000,000	1,096,875	(a)
Total Health Care Providers & Services				18,131,674
Pharmaceuticals — 2.4%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	2,050,000	2,277,960	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,110,000	1,220,528	(a)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	$1,030,700	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	1,690,000	1,740,700	(a)
HLF Financing Sarl LLC/Herbalife International Inc., Senior Notes	7.250%	8/15/26	920,000	972,900	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,000,000	955,625
Total Pharmaceuticals				8,198,413
Total Health Care				26,330,087
Industrials — 7.6%
Aerospace & Defense — 0.9%
Signature Aviation US Holdings Inc., Senior Notes	5.375%	5/1/26	1,230,000	1,263,456	(a)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	600,000	656,850	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	1,100,000	1,164,851	(a)
Total Aerospace & Defense				3,085,157
Air Freight & Logistics — 0.5%
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	689,000	701,488	(a)
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	900,000	967,500	(a)
Total Air Freight & Logistics				1,668,988
Airlines — 2.7%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,560,000	1,533,777
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	860,000	988,606
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,750,000	1,870,707	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	910,000	948,675	(a)(c)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	930,000	1,018,350	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,640,000	1,863,040	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	740,000	740,925
United Airlines Pass-Through Trust	4.875%	1/15/26	520,000	531,700	(c)
Total Airlines				9,495,780
Commercial Services & Supplies — 1.9%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	880,000	974,600	(a)

See Notes to Financial Statements.

12	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	580,000	$592,688	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	280,000	295,778	(a)
Legends Hospitality Holding Co. LLC/ Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	1,480,000	1,506,825	(a)
RR Donnelley & Sons Co., Senior Notes	8.250%	7/1/27	1,980,000	2,305,462
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	890,000	919,018	(a)
Total Commercial Services & Supplies				6,594,371
Construction & Engineering — 0.7%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000	1,172,281	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,160,000	1,227,512	(a)
Total Construction & Engineering				2,399,793
Machinery — 0.9%
Clark Equipment Co., Senior Secured Notes	5.875%	6/1/25	470,000	498,494	(a)
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	1,500,000	1,691,250	(a)
Vertical US Newco Inc., Senior Secured Notes	5.250%	7/15/27	830,000	868,686	(a)
Total Machinery				3,058,430
Total Industrials				26,302,519
Information Technology — 1.3%
Communications Equipment — 0.4%
CommScope Inc., Senior Notes	8.250%	3/1/27	850,000	916,466	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	356,000	364,010	(a)
Total Communications Equipment				1,280,476
IT Services — 0.7%
CDW LLC/CDW Finance Corp., Senior Notes	4.125%	5/1/25	400,000	415,250
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	1,300,000	1,358,500	(a)
Unisys Corp., Senior Secured Notes	6.875%	11/1/27	770,000	854,700	(a)
Total IT Services				2,628,450

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Software — 0.2%
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	750,000	$760,312
Total Information Technology				4,669,238
Materials — 4.9%
Chemicals — 0.3%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash)	10.000%	8/15/26	123,532	124,768	(a)(b)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	230,000	231,294	(a)
Kraton Polymers LLC/Kraton Polymers Capital Corp.	4.250%	12/15/25	820,000	825,125	(a)
Total Chemicals				1,181,187
Construction Materials — 0.5%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	640,000	654,333	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	960,000	1,011,600	(a)
Total Construction Materials				1,665,933
Containers & Packaging — 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,000,000	1,052,500	(a)(b)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	600,000	618,228	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,150,000	1,193,171	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,240,000	1,324,475	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	470,000	533,450
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	30,000	30,387	(a)
Total Containers & Packaging				4,752,211
Metals & Mining — 1.9%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	400,000	422,956	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	204,581	(a)

See Notes to Financial Statements.

14	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	790,000	$808,103	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	500,000	517,515	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,550,000	2,753,822	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	1,500,000	1,647,629
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	450,000	469,271	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,900,000	0	*(a)(f)(g)(h)(i)
Total Metals & Mining				6,823,877
Paper & Forest Products — 0.8%
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	438,062	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	1,500,000	1,502,250
Resolute Forest Products Inc., Senior Notes	4.875%	3/1/26	860,000	856,775	(a)(c)
Total Paper & Forest Products				2,797,087
Total Materials				17,220,295
Real Estate — 3.9%
Equity Real Estate Investment Trusts (REITs) — 2.6%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,100,000	1,054,366
CoreCivic Inc., Senior Notes	4.625%	5/1/23	280,000	264,180
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	775,000	802,780
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	790,000	811,725
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	740,000	840,684
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	1,130,000	1,132,825
GEO Group Inc., Senior Notes	5.125%	4/1/23	2,250,000	1,930,781
iStar Inc., Senior Notes	4.250%	8/1/25	500,000	493,750
Service Properties Trust, Senior Notes	5.500%	12/15/27	730,000	780,484
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	850,000	865,275	(a)
Total Equity Real Estate Investment Trusts (REITs)				8,976,850

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate Management & Development — 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,800,000	$1,903,302	(a)
Forestar Group Inc., Senior Notes	8.000%	4/15/24	1,550,000	1,631,213	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	1,110,000	1,207,419	(a)
Total Real Estate Management & Development				4,741,934
Total Real Estate				13,718,784
Utilities — 0.2%
Electric Utilities — 0.2%
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	660,000	608,850	(a)
Total Corporate Bonds & Notes (Cost — $218,096,468)				227,863,153
Senior Loans — 19.6%
Communication Services — 2.4%
Entertainment — 0.5%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.754%	2/10/27	1,584,190	1,584,189	(d)(j)(k)
Internet & Direct Marketing Retail — 0.3%
CNT Holdings I Corp., First Lien Initial Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/8/27	990,000	997,812	(d)(j)(k)
Media — 1.6%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.621%	8/15/25	1,296,842	1,298,463	(d)(j)(k)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.623%	11/18/24	832,685	822,623	(d)(j)(k)
EW Scripps Co., Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.750% + 2.560%)	3.313%	5/1/26	1,473,843	1,471,542	(d)(j)(k)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.121%	5/1/26	1,377,799	1,365,743	(d)(j)(k)
Terrier Media Buyer Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	4.371%	12/17/26	699,749	701,426	(d)(j)(k)
Total Media				5,659,797
Total Communication Services				8,241,798

See Notes to Financial Statements.

16	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Discretionary — 3.6%
Auto Components — 0.4%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.647%	4/30/26	882,375	$882,927	(d)(h)(j)(k)
Truck Hero Inc., Initial Term Loan	—	1/20/28	610,000	611,906	(l)
Total Auto Components				1,494,833
Diversified Consumer Services — 0.3%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	3.500-4.250%	9/23/26	765,761	768,154	(d)(j)(k)
TruGreen LP, Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 8.500%)	9.250%	10/30/28	210,000	217,875	(d)(h)(j)(k)
Total Diversified Consumer Services				986,029
Hotels, Restaurants & Leisure — 0.6%
Bass Pro Group LLC, Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	9/25/24	454,725	456,024	(d)(j)(k)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.621%	7/21/25	887,775	888,468	(d)(j)(k)
Equinox Holdings Inc., Term Loan B2 (the greater of 3 mo. USD LIBOR or 1.000% + 9.000%)	10.000%	3/8/24	676,600	683,366	(d)(h)(j)(k)
Total Hotels, Restaurants & Leisure				2,027,858
Specialty Retail — 2.3%
Academy Ltd., New Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	11/5/27	880,000	888,800	(d)(j)(k)
Gannett Holdings LLC, First Lien Term Loan	—	1/29/26	1,080,000	1,058,400	(l)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	10/19/27	1,097,250	1,100,190	(d)(j)(k)
LS Group OpCo Acquisition LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	11/2/27	950,000	955,344	(d)(j)(k)
Michaels Stores Inc., 2020 Refinancing Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	10/1/27	849,866	851,140	(d)(j)(k)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
Party City Holdings Inc., 2018 Replacement Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	8/19/22	83,749	$80,896	(d)(j)(k)
PetSmart Inc., Term Loan B	—	1/29/28	900,000	891,000	(l)
RVR Dealership Holdings LLC, Term Loan	—	1/28/28	880,000	877,800	(h)(l)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	6.121%	6/19/26	1,229,410	1,227,874	(d)(h)(j)(k)
Total Specialty Retail				7,931,444
Total Consumer Discretionary				12,440,164
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Permian Production Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.000%	11/24/25	273,956	68,489	(b)(d)(h)(j)(k)
Financials — 2.1%
Capital Markets — 0.4%
Cardinal Parent Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/12/27	653,250	651,616	(d)(h)(j)(k)
Focus Financial Partners LLC, Term Loan B3	—	7/3/24	650,000	648,832	(l)
Total Capital Markets				1,300,448
Diversified Financial Services — 0.7%
Deerfield Dakota Holding LLC, Second Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 8.000%)	9.000%	4/10/28	1,020,000	1,042,950	(d)(h)(j)(k)
Jane Street Group LLC, Dollar Term Loan	—	1/31/28	1,100,443	1,097,691	(l)
UFC Holdings LLC, Term Loan B (the greater of 3 mo. USD LIBOR or 1.000% + 3.250%)	4.250%	4/29/26	422,773	424,667	(d)(j)(k)
Total Diversified Financial Services				2,565,308
Insurance — 1.0%
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	3.621%	2/15/27	813,850	811,817	(d)(j)(k)
AmeriLife Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	4.144%	3/18/27	597,083	595,590	(d)(j)(k)

See Notes to Financial Statements.

18	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Asurion LLC, New Term Loan B9	—	7/31/27	880,000	$871,200	(l)
Baldwin Risk Partners LLC, Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/8/27	1,097,250	1,102,736	(d)(j)(k)
Total Insurance				3,381,343
Total Financials				7,247,099
Health Care — 4.7%
Health Care Providers & Services — 4.0%
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan (3 mo. USD LIBOR + 3.750%)	3.897%	2/18/27	323,513	318,998	(d)(j)(k)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	3.897%	2/18/27	1,376,088	1,356,880	(d)(j)(k)
EyeCare Partners LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.250%)	8.371%	2/4/28	1,000,000	986,042	(d)(j)(k)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.871%	11/17/25	493,499	493,808	(d)(j)(k)
Maravai Intermediate Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	10/19/27	513,333	517,504	(d)(j)(k)
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	6/14/24	1,570,125	1,575,032	(d)(j)(k)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.871%	8/6/26	1,257,300	1,264,372	(d)(j)(k)
Precision Medicine Group LLC, Delayed Draw Term Loan	—	11/18/27	91,154	91,799	(l)
Precision Medicine Group LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/18/27	698,846	703,796	(d)(j)(k)
Radnet Management Inc., First Lien Term Loan B1 (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	6/30/23	1,667,308	1,671,216	(d)(j)(k)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 2 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/13/26	820,000	820,513	(d)(j)(k)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.125%	6/26/26	1,939,288	$1,945,348	(d)(j)(k)(l)
WP CityMD Bidco LLC, Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/13/26	2,178,000	2,186,440	(d)(j)(k)
Total Health Care Providers & Services				13,931,748
Health Care Technology — 0.1%
AthenaHealth Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	4.633%	2/11/26	530,550	532,982	(d)(j)(k)
Life Sciences Tools & Services — 0.3%
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	1/13/28	1,000,000	1,005,078	(d)(j)(k)
Pharmaceuticals — 0.3%
Milano Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	1,000,000	1,003,750	(d)(j)(k)
Total Health Care				16,473,558
Industrials — 2.8%
Aerospace & Defense — 0.3%
Boeing Co., Term Loan	1.250-1.450%	2/7/22	910,000	907,156	(d)(j)(k)
Airlines — 1.4%
Delta Air Lines Inc., Initial Term Loan (1 mo. USD LIBOR + 4.750%)	4.871%	4/29/23	1,233,800	1,249,479	(d)(j)(k)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,790,000	1,880,508	(d)(j)(k)
Jetblue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	1,023,750	1,061,885	(d)(j)(k)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	810,000	864,900	(d)(j)(k)
Total Airlines				5,056,772

See Notes to Financial Statements.

20	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Building Products — 0.3%
CP Atlas Buyer Inc., Initial Term Loan B1 (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/23/27	802,500	$804,005	(d)(j)(k)
CP Atlas Buyer Inc., Initial Term Loan B2 (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	11/23/27	267,500	269,144	(d)(j)(k)
Total Building Products				1,073,149
Commercial Services & Supplies — 0.5%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.621%	10/1/26	752,400	755,692	(d)(j)(k)
PAE Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	10/19/27	870,000	877,612	(d)(j)(k)
Total Commercial Services & Supplies				1,633,304
Transportation Infrastructure — 0.3%
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	5.130%	5/15/26	1,150,935	1,091,949	(d)(j)(k)
Total Industrials				9,762,330
Information Technology — 2.3%
Communications Equipment — 0.7%
Commscope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.371%	4/6/26	1,323,250	1,323,722	(d)(j)(k)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.371%	11/29/25	1,309,950	1,214,570	(d)(j)(k)
Total Communications Equipment				2,538,292
Software — 1.6%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.121%	10/16/26	1,855,975	1,859,455	(d)(j)(k)
Particle Investments Sarl, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 5.250%)	5.750%	2/18/27	905,450	916,768	(d)(h)(j)(k)
Surf Holdings Sarl, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	3.726%	3/5/27	507,450	508,211	(d)(j)(k)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Symplr Software Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	12/22/27	1,280,000	$1,286,080	(d)(j)(k)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.871%	5/4/26	1,014,232	1,019,541	(d)(j)(k)
Total Software				5,590,055
Total Information Technology				8,128,347
Materials — 1.0%
Chemicals — 0.5%
Ineos US Petrochem LLC, 2026 Dollar Term Loan B	—	1/21/26	1,550,000	1,557,267	(l)
Containers & Packaging — 0.2%
Graham Packaging Co. Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/4/27	813,119	817,410	(d)(j)(k)
Paper & Forest Products — 0.3%
Asplundh Tree Expert LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.621%	9/4/27	997,500	1,002,721	(d)(j)(k)
Total Materials				3,377,398
Real Estate — 0.7%
Equity Real Estate Investment Trusts (REITs) — 0.7%
Claros Mortgage Trust Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	8/9/26	1,057,323	1,057,323	(d)(h)(j)(k)
Corecivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	1,349,000	1,318,648	(d)(j)(k)
Total Real Estate				2,375,971
Total Senior Loans (Cost — $67,476,846)				68,115,154
Asset-Backed Securities — 10.5%
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	3.505%	11/25/32	1,311,680	1,337,633	(d)
Ares XLII CLO Ltd., 2017-42A D (3 mo. USD LIBOR + 3.450%)	3.672%	1/22/28	800,000	804,186	(a)(d)
Ares XXXVII CLO Ltd., 2015-4A CR (3 mo. USD LIBOR + 2.650%)	2.891%	10/15/30	1,050,000	1,046,385	(a)(d)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	3.175%	8/5/27	1,020,000	1,012,144	(a)(d)

See Notes to Financial Statements.

22	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Battalion CLO XI Ltd., 2017-11A D (3 mo. USD LIBOR + 3.340%)	3.558%	10/24/29	1,850,000	$1,852,120	(a)(d)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	5.974%	11/20/28	800,000	775,508	(a)(d)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	5.423%	7/18/27	750,000	709,768	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	8.014%	8/20/32	350,000	351,668	(a)(d)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.924%	7/20/31	1,500,000	1,488,336	(a)(d)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.224%	4/20/29	1,000,000	994,858	(a)(d)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	3.391%	10/15/26	700,000	697,756	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.623%	4/17/30	250,000	242,925	(a)(d)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.874%	7/20/28	1,500,000	1,503,592	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	2.741%	4/15/31	700,000	703,329	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.191%	4/15/31	480,000	455,594	(a)(d)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	4.173%	4/17/30	610,000	611,964	(a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	5.924%	1/20/30	740,000	735,837	(a)(d)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.540%)	0.670%	3/25/36	2,152,718	1,402,729	(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.924%	1/20/33	920,000	920,300	(a)(d)
Jackson Mill CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.800%)	3.041%	4/15/27	1,500,000	1,501,167	(a)(d)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	1.591%	7/15/26	837,254	834,800	(a)(d)
LCM XIV LP, 14A ER (3 mo. USD LIBOR + 5.500%)	5.724%	7/20/31	750,000	671,221	(a)(d)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	5.724%	10/20/28	750,000	720,718	(a)(d)
Magnetite VII Ltd., 2012-7A DR2 (3 mo. USD LIBOR + 4.500%)	4.741%	1/15/28	1,250,000	1,202,494	(a)(d)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%)	5.921%	10/15/31	250,000	$251,182	(a)(d)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	4.121%	7/15/29	500,000	498,342	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.874%	1/20/31	600,000	581,477	(a)(d)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	4.022%	4/22/30	950,000	942,610	(a)(d)
OZLM XI Ltd., 2015-11A BR (3 mo. USD LIBOR + 2.300%)	2.505%	10/30/30	1,250,000	1,253,419	(a)(d)
OZLM XVI Ltd., 2017-16A C (3 mo. USD LIBOR + 3.550%)	3.771%	5/16/30	250,000	250,131	(a)(d)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	3.341%	11/22/30	1,500,000	1,471,471	(a)(d)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.486%	6/22/30	1,140,000	1,085,637	(a)(d)
Sound Point CLO XV Ltd., 2017-1A E (3 mo. USD LIBOR + 5.960%)	6.178%	1/23/29	1,100,000	1,045,218	(a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.834%	5/25/31	1,701,094	1,616,292	(a)(d)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	3.924%	4/20/29	500,000	501,819	(a)(d)
TICP CLO VI Ltd., 2016-6A DR (3 mo. USD LIBOR + 3.300%)	3.541%	1/15/29	1,110,000	1,115,024	(a)(d)
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	3.061%	4/15/27	700,000	672,156	(a)(d)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.981%	4/15/27	650,000	565,116	(a)(d)
Voya CLO Ltd., 2017-1A B (3 mo. USD LIBOR + 2.300%)	2.523%	4/17/30	1,500,000	1,510,794	(a)(d)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	3.891%	10/15/31	250,000	243,184	(a)(d)
Zais CLO 16 Ltd., 2020-16A D1 (3 mo. USD LIBOR + 5.480%)	5.770%	10/20/31	500,000	499,322	(a)(d)
Total Asset-Backed Securities (Cost — $37,068,576)				36,680,226
Collateralized Mortgage Obligations (m) —1.6%
CSMC Trust, 2015-2R 7A2	2.992%	8/27/36	2,265,640	1,878,971	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	993,225	(a)(d)

See Notes to Financial Statements.

24	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.430%	1/25/50	290,000	$288,941	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017- C03 1B1 (1 mo. USD LIBOR + 4.850%)	4.980%	10/25/29	1,350,000	1,470,550	(a)(d)
LSTAR Securities Investment Ltd., 2019-4 A1 (1 mo. USD LIBOR + 1.500%)	1.644%	5/1/24	758,523	753,722	(a)(d)
Total Collateralized Mortgage Obligations (Cost — $5,359,049)				5,385,409
Convertible Bonds & Notes — 1.4%
Communication Services — 0.4%
Diversified Telecommunication Services — 0.1%
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	290,000	274,412
Media — 0.3%
DISH Network Corp., Senior Notes	2.375%	3/15/24	850,000	779,407
DISH Network Corp., Senior Notes	3.375%	8/15/26	220,000	203,410
Total Media				982,817
Total Communication Services				1,257,229
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	410,000	336,369
Financials — 0.9%
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	900,000	860,802
Blackstone Mortgage Trust Inc., Senior Notes	4.375%	5/5/22	2,180,000	2,201,800
Total Financials				3,062,602
Information Technology — 0.0%††
Software — 0.0%††
J2 Global Inc., Senior Notes	1.750%	11/1/26	180,000	193,740	(a)
Total Convertible Bonds & Notes (Cost — $4,823,154)				4,849,940

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration High Income Fund

Security			Shares	Value
Common Stocks — 1.0%
Communication Services — 0.0%††
Media — 0.0%††
New Cotai LLC/New Cotai Capital Corp., Class B Shares			7	$0	*(g)(h)(i)
Consumer Discretionary — 0.1%
Specialty Retail — 0.1%
Party City Holdings Inc.			23,256	167,207	*(g)
Energy — 0.9%
Energy Equipment & Services — 0.0%††
Hercules Offshore Inc. (Escrow)			134,398	80,018	*(g)(h)
KCAD Holdings I Ltd.			282,728,964	0	*(g)(h)(i)
Total Energy Equipment & Services				80,018
Oil, Gas & Consumable Fuels — 0.9%
Berry Corp.			327,363	1,260,348
Oasis Petroleum Inc.			25,423	952,600	*
Permian Production Partners LLC			37,916	1,896	*(h)
Southwestern Energy Co.			240,572	906,956	*
Total Oil, Gas & Consumable Fuels				3,121,800
Total Energy				3,201,818
Total Common Stocks (Cost — $27,747,965)				3,369,025

	Rate	Maturity Date	Face Amount†
Sovereign Bonds — 0.3%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	124,419	51,883
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	1,820,408	700,857
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	953,791	328,581
Total Sovereign Bonds (Cost — $1,511,998)				1,081,321

See Notes to Financial Statements.

26	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Western Asset Short Duration High Income Fund

Security	Rate	Shares	Value
Preferred Stocks — 0.2%
Financials — 0.2%
Capital Markets — 0.2%
B Riley Financial Inc.	6.000%	22,225	$558,736
B Riley Financial Inc.	6.875%	8,150	207,988
Total Preferred Stocks (Cost — $759,375)			766,724
Total Investments before Short-Term Investments (Cost — $362,843,431)			348,110,952
Short-Term Investments — 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,694,360)	0.010%	3,694,360	3,694,360	(n)
Total Investments — 101.0% (Cost — $366,537,791)			351,805,312
Liabilities in Excess of Other Assets — (1.0)%			(3,615,513)
Total Net Assets — 100.0%			$348,189,799

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration High Income Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on this security is currently in default as of January 31, 2021.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of January 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2021, the total market value of investments in Affiliated Companies was $3,694,360 and the cost was $3,694,360 (Note 8).

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

USD	— United States Dollar

See Notes to Financial Statements.

28	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Western Asset Short Duration High Income Fund

At January 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 2-Year Notes	284	3/21	$62,690,210	$62,757,344	$67,134
U.S. Treasury 5-Year Notes	629	3/21	79,160,400	79,175,375	14,975
					82,109
Contracts to Sell:
U.S. Treasury 10-Year Notes	442	3/21	60,984,351	60,567,813	416,538
Net unrealized appreciation on open futures contracts					$498,647

At January 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	63,126	USD	77,630	Goldman Sachs Group Inc.	4/19/21	$(885)
AUD	809,439	USD	630,814	JPMorgan Chase & Co.	4/19/21	(11,918)
USD	536,416	CAD	680,746	JPMorgan Chase & Co.	4/19/21	3,980
Total						$(8,823)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

EUR	— Euro

USD	— United States Dollar

At January 31, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co. (Occidental Petroleum Corp., 5.550%, due 3/15/26)	$1,360,000	12/20/23	3.798%	1.000% quarterly	$(103,050)	$(142,725)	$39,675

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

January 31, 2021

Western Asset Short Duration High Income Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Ford Motor Credit Co. LLC, 3.810%, due 1/9/24	$909,000	6/20/23	1.681%	5.000% quarterly	$70,447	$(45,574)	$116,021

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

30	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $362,843,431)	$348,110,952
Investments in affiliated securities, at value (Cost — $3,694,360)	3,694,360
Foreign currency, at value (Cost — $254,682)	255,520
Cash	1,014,630
Interest receivable	3,977,214
Receivable for securities sold	2,082,358
Receivable for Fund shares sold	1,078,276
Deposits with brokers for centrally cleared swap contracts	739,000
Deposits with brokers for open futures contracts	412,010
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $85,630)	94,175
Receivable from broker — net variation margin on open futures contracts	66,725
Deposits with brokers for OTC derivatives	60,000
Unrealized appreciation on forward foreign currency contracts	3,980
Receivable for open OTC swap contracts	1,587
Receivable from broker — net variation margin on centrally cleared swap contracts	188
Prepaid expenses	39,073
Total Assets	361,630,048

Liabilities:
Payable for securities purchased	12,091,097
Payable for Fund shares repurchased	807,537
Investment management fee payable	160,029
OTC swaps, at value (premiums received — $142,725)	103,050
Service and/or distribution fees payable	78,726
Distributions payable	70,219
Unrealized depreciation on forward foreign currency contracts	12,803
Trustees’ fees payable	619
Accrued expenses	116,169
Total Liabilities	13,440,249
Total Net Assets	$348,189,799

Net Assets:
Par value (Note 7)	$666
Paid-in capital in excess of par value	554,367,327
Total distributable earnings (loss)	(206,178,194)
Total Net Assets	$348,189,799

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	31

Statement of assets and liabilities (unaudited) (cont’d)

January 31, 2021

Net Assets:
Class A	$274,226,856
Class C	$20,701,872
Class C1	$3,722,101
Class R	$140,625
Class I	$49,398,345

Shares Outstanding:
Class A	52,458,842
Class C	3,959,662
Class C1	708,365
Class R	26,921
Class I	9,411,013

Net Asset Value:
Class A (and redemption price)	$5.23
Class C*	$5.23
Class C1*	$5.25
Class R (and redemption price)	$5.22
Class I (and redemption price)	$5.25
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.35

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

32	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended January 31, 2021

Investment Income:
Interest from unaffiliated investments	$9,667,821
Interest from affiliated investments	802
Dividends	11,551
Less: Foreign taxes withheld	(22,043)
Total Investment Income	9,658,131

Expenses:
Investment management fee (Note 2)	950,265
Service and/or distribution fees (Notes 2 and 5)	462,377
Transfer agent fees (Note 5)	204,374
Registration fees	46,743
Fund accounting fees	40,436
Audit and tax fees	22,350
Shareholder reports	14,845
Custody fees	9,193
Legal fees	5,595
Trustees’ fees	2,969
Insurance	2,553
Commitment fees (Note 9)	2,212
Interest expense	763
Miscellaneous expenses	5,723
Total Expenses	1,770,398
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(19,279)
Net Expenses	1,751,119
Net Investment Income	7,907,012

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(594,270)
Futures contracts	(20,307)
Swap contracts	45,335
Forward foreign currency contracts	(122,390)
Foreign currency transactions	12,265
Net Realized Loss	(679,367)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	17,821,475
Futures contracts	666,304
Swap contracts	39,158
Forward foreign currency contracts	66,359
Foreign currencies	(1,488)
Change in Net Unrealized Appreciation (Depreciation)	18,591,808
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	17,912,441
Increase in Net Assets From Operations	$25,819,453

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	33

Statements of changes in net assets

For the Six Months Ended January 31, 2021 (unaudited) and the Year Ended July 31, 2020	2021	2020

Operations:
Net investment income	$7,907,012	$18,663,673
Net realized loss	(679,367)	(12,449,172)
Change in net unrealized appreciation (depreciation)	18,591,808	(10,965,867)
Increase (Decrease) in Net Assets From Operations	25,819,453	(4,751,366)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(8,284,773)	(20,089,140)
Decrease in Net Assets From Distributions to Shareholders	(8,284,773)	(20,089,140)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	28,485,082	67,767,142
Reinvestment of distributions	7,802,927	18,833,452
Cost of shares repurchased	(47,020,055)	(128,314,101)
Decrease in Net Assets From Fund Share Transactions	(10,732,046)	(41,713,507)
Increase (Decrease) in Net Assets	6,802,634	(66,554,013)

Net Assets:
Beginning of period	341,387,165	407,941,178
End of period	$348,189,799	$341,387,165

See Notes to Financial Statements.

34	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$4.97	$5.27	$5.35	$5.42	$5.21	$5.81

Income (loss) from operations:
Net investment income	0.12	0.26	0.28	0.29	0.30	0.35
Net realized and unrealized gain (loss)	0.26	(0.29)	(0.07)	(0.07)	0.24	(0.59)
Total income (loss) from operations	0.38	(0.03)	0.21	0.22	0.54	(0.24)

Less distributions from:
Net investment income	(0.12)	(0.27)	(0.29)	(0.29)	(0.33)	(0.36)
Total distributions	(0.12)	(0.27)	(0.29)	(0.29)	(0.33)	(0.36)

Net asset value, end of period	$5.23	$4.97	$5.27	$5.35	$5.42	$5.21
Total return[3]	7.84%	(0.39)%[4]	4.13%	4.25%	10.54%	(3.80)%

Net assets, end of period (millions)	$274	$264	$290	$265	$289	$315

Ratios to average net assets:
Gross expenses	1.01%[5]	1.02%	1.01%	1.00%	0.99%	0.99%
Net expenses[6]	1.00 [5,7]	1.00 [7]	1.00 [7]	1.00 [7]	0.99 [7]	0.99
Net investment income	4.59 [5]	5.09	5.24	5.33	5.53	6.69

Portfolio turnover rate	37%	78%	73%	61%	82%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$4.97	$5.27	$5.35	$5.42	$5.21	$5.81

Income (loss) from operations:
Net investment income	0.10	0.22	0.24	0.25	0.26	0.31
Net realized and unrealized gain (loss)	0.27	(0.28)	(0.06)	(0.06)	0.24	(0.58)
Total income (loss) from operations	0.37	(0.06)	0.18	0.19	0.50	(0.27)

Less distributions from:
Net investment income	(0.11)	(0.24)	(0.26)	(0.26)	(0.29)	(0.33)
Total distributions	(0.11)	(0.24)	(0.26)	(0.26)	(0.29)	(0.33)

Net asset value, end of period	$5.23	$4.97	$5.27	$5.35	$5.42	$5.21
Total return[3]	7.44%	(1.11)%[4]	3.59%	3.33%	9.78%	(4.46)%

Net assets, end of period (000s)	$20,702	$22,251	$40,405	$50,107	$64,965	$75,908

Ratios to average net assets:
Gross expenses	1.73%[5]	1.73%	1.71%	1.70%	1.69%	1.69%
Net expenses[6]	1.73 [5,7]	1.72 [7]	1.71 [7]	1.70 [7]	1.69 [7]	1.69
Net investment income	3.86 [5]	4.36	4.52	4.70	4.84	5.98

Portfolio turnover rate	37%	78%	73%	61%	82%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (1.31)% for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C1 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$4.99	$5.30	$5.38	$5.45	$5.24	$5.84

Income (loss) from operations:
Net investment income	0.11	0.24	0.25	0.27	0.28	0.33
Net realized and unrealized gain (loss)	0.26	(0.29)	(0.06)	(0.07)	0.24	(0.58)
Total income (loss) from operations	0.37	(0.05)	0.19	0.20	0.52	(0.25)

Less distributions from:
Net investment income	(0.11)	(0.26)	(0.27)	(0.27)	(0.31)	(0.35)
Total distributions	(0.11)	(0.26)	(0.27)	(0.27)	(0.31)	(0.35)

Net asset value, end of period	$5.25	$4.99	$5.30	$5.38	$5.45	$5.24
Total return[3]	7.36%	(0.71)%[4]	3.91%	3.65%	10.06%	(4.13)%

Net assets, end of period (000s)	$3,722	$5,161	$13,289	$53,657	$68,330	$77,315

Ratios to average net assets:
Gross expenses	1.45%[5]	1.37%	1.41%	1.40%	1.41%	1.41%
Net expenses[6]	1.45 [5,7]	1.37 [7]	1.41 [7]	1.40 [7]	1.41 [7]	1.41
Net investment income	4.14 [5]	4.71	4.79	5.04	5.12	6.29

Portfolio turnover rate	37%	78%	73%	61%	82%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.90)% for the year ended July 31, 2020.

[5]	Annualized.

[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$4.96	$5.26	$5.34	$5.41	$5.20	$5.80

Income (loss) from operations:
Net investment income	0.11	0.23	0.25	0.27	0.28	0.33
Net realized and unrealized gain (loss)	0.27	(0.28)	(0.06)	(0.07)	0.24	(0.58)
Total income (loss) from operations	0.38	(0.05)	0.19	0.20	0.52	(0.25)

Less distributions from:
Net investment income	(0.12)	(0.25)	(0.27)	(0.27)	(0.31)	(0.35)
Total distributions	(0.12)	(0.25)	(0.27)	(0.27)	(0.31)	(0.35)

Net asset value, end of period	$5.22	$4.96	$5.26	$5.34	$5.41	$5.20
Total return[3]	7.44%	(0.60)%[4]	3.71%	3.85%	10.21%	(4.15)%

Net assets, end of period (000s)	$141	$119	$109	$64	$93	$70

Ratios to average net assets:
Gross expenses	1.36%[5]	1.66%	1.44%	1.40%	1.30%	1.32%
Net expenses[6]	1.36 [5,7]	1.40 [7]	1.40 [7]	1.40 [7]	1.30	1.32
Net investment income	4.23 [5]	4.69	4.84	5.01	5.20	6.36

Portfolio turnover rate	37%	78%	73%	61%	82%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.80)% for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$4.99	$5.29	$5.37	$5.44	$5.23	$5.83

Income (loss) from operations:
Net investment income	0.12	0.27	0.29	0.31	0.31	0.37
Net realized and unrealized gain (loss)	0.27	(0.28)	(0.06)	(0.07)	0.24	(0.59)
Total income (loss) from operations	0.39	(0.01)	0.23	0.24	0.55	(0.22)

Less distributions from:
Net investment income	(0.13)	(0.29)	(0.31)	(0.31)	(0.34)	(0.38)
Total distributions	(0.13)	(0.29)	(0.31)	(0.31)	(0.34)	(0.38)

Net asset value, end of period	$5.25	$4.99	$5.29	$5.37	$5.44	$5.23
Total return[3]	7.96%	(0.11)%[4]	4.42%	4.57%	10.82%	(3.49)%

Net assets, end of period (000s)	$49,398	$49,856	$64,474	$73,073	$118,556	$170,311

Ratios to average net assets:
Gross expenses	0.74%[5]	0.74%	0.72%	0.71%	0.72%	0.72%
Net expenses[6]	0.74 [5,7]	0.73 [7]	0.72	0.71	0.72	0.72
Net investment income	4.85 [5]	5.35	5.50	5.73	5.81	6.93

Portfolio turnover rate	37%	78%	73%	61%	82%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	39

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

40	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Materials	—	$17,220,295	$0	*	$17,220,295
Other Corporate Bonds & Notes	—	210,642,858	—		210,642,858
Senior Loans:
Consumer Discretionary	—	8,550,322	3,889,842		12,440,164
Energy	—	—	68,489		68,489
Financials	—	5,552,533	1,694,566		7,247,099
Information Technology	—	7,211,579	916,768		8,128,347
Real Estate	—	1,318,648	1,057,323		2,375,971
Other Senior Loans	—	37,855,084	—		37,855,084
Asset-Backed Securities	—	36,680,226	—		36,680,226
Collateralized Mortgage Obligations	—	5,385,409	—		5,385,409
Convertible Bonds & Notes	—	4,849,940	—		4,849,940
Common Stocks:
Communication Services	—	—	0	*	0	*
Consumer Discretionary	—	167,207	—		167,207
Energy	$3,119,904	—	81,914		3,201,818
Sovereign Bonds	—	1,081,321	—		1,081,321
Preferred Stocks	766,724	—	—		766,724
Total Long-Term Investments	3,886,628	336,515,422	7,708,902		348,110,952
Short-Term Investments†	3,694,360	—	—		3,694,360
Total Investments	$7,580,988	$336,515,422	$7,708,902		$351,805,312
Other Financial Instruments:
Futures Contracts	$498,647	—	—		$498,647
Forward Foreign Currency Contracts	—	$3,980	—		3,980
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection	—	116,021	—		116,021
Total Other Financial Instruments	$498,647	$120,001	—		$618,648
Total	$8,079,635	$336,635,423	$7,708,902		$352,423,960

42	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

	LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$12,803	—	$12,803
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	103,050	—	103,050
Total	—	$115,853	—	$115,853

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2020		Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Materials	—		—	—	—	—
Senior Loans:
Consumer Discretionary	$1,386,600		$2,492	$1,946	$24,404	$1,077,000
Energy	64,838		833	(580,454)	582,316	273,956
Financials	1,605,450		1,085	6	43,081	711,542
Health Care	3,162,045		1,843	128	143,113	—
Industrials	960,125		1,489	96	136,081	—
Information Technology	—		—	—	—	—
Real Estate	—		596	70	27,159	1,032,175
Common Stocks:
Communication Services	0	*	—	—	—	—
Energy	168,647		—	(668,009)	651,017	—
Total	$7,347,705		$8,338	$(1,246,217)	$1,607,171	$3,094,673

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]		Transfers out of Level 3[4]	Balance as of January 31, 2021		Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2021[2]
Corporate Bonds & Notes:
Materials	—	$0	*	—	$0	*	—
Senior Loans:
Consumer Discretionary	$(713,400)	2,110,800		—	3,889,842		$42,846
Energy	(273,000)	—		—	68,489		(205,467)
Financials	(71,008)	—		$(595,590)	1,694,566		32,665
Health Care	(60,881)	—		(3,246,248)	—		—
Industrials	(5,842)	—		(1,091,949)	—		—
Information Technology	—	916,768		—	916,768		—
Real Estate	(2,677)	—		—	1,057,323		27,159
Common Stocks:
Communication Services	—	—		—	0	*	—
Energy	(69,741)	—		—	81,914		(30,128)
Total	$(1,196,549)	$3,027,568		$(4,933,787)	$7,708,902		$(132,925)

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

44	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2021, the total notional value of all credit default swaps to sell protection was $2,269,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended January 31, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

46	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At January 31, 2021, the Fund had sufficient cash and/or securities to cover these commitments.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

48	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements,

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of January 31, 2021, the Fund held forward foreign currency contracts and OTC swap contracts with credit related contingent features which had a liability position of $115,853. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of January 31, 2021, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $60,000 which could be used to reduce the required payment.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

50	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

(n) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares did not exceed 1.00%, 1.75%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended January 31, 2021, fees waived and/or expenses reimbursed amounted to $19,279, which included an affiliated money market fund waiver of $3,116.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at January 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class A
Expires July 31, 2023	$16,153
Total fee waivers/expense reimbursements subject to recapture	$16,153

For the six months ended January 31, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A shares. Class C shares and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

52	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

For the six months ended January 31, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$24,859	—
CDSCs	1,333	$70

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$125,145,405	$284,744
Sales	132,473,333	181,962

At January 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$366,537,791	$15,124,167	$(29,856,646)	$(14,732,479)
Futures contracts	—	498,647	—	498,647
Forward foreign currency contracts	—	3,980	(12,803)	(8,823)
Swap contracts	(188,299)	155,696	—	155,696

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$498,647	—	—	$498,647
Forward foreign currency contracts	—	$3,980	—	3,980
Centrally cleared swap contracts[3]	—	—	$116,021	116,021
Total	$498,647	$3,980	$116,021	$618,648

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$12,803	—	$12,803
OTC swap contracts[4]	—	$103,050	103,050
Total	$12,803	$103,050	$115,853

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(20,307)	—	—	$(20,307)
Swap contracts	—	—	$45,335	45,335
Forward foreign currency contracts	—	$(122,390)	—	(122,390)
Total	$(20,307)	$(122,390)	$45,335	$(97,362)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$666,304	—	—	$666,304
Swap contracts	—	—	$39,158	39,158
Forward foreign currency contracts	—	$66,359	—	66,359
Total	$666,304	$66,359	$39,158	$771,821

54	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

During the six months ended January 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$141,986,663
Futures contracts (to sell)	61,271,264
Forward foreign currency contracts (to buy)	1,815,123
Forward foreign currency contracts (to sell)	2,229,328

Average Notional Balance
Credit default swap contracts (to sell protection)	$1,491,857

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of January 31, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Goldman Sachs Group Inc.	—	$(885)	$(885)	—	$(885)
JPMorgan Chase & Co.	$3,980	(114,968)	(110,988)	$60,000	(50,988)
Total	$3,980	$(115,853)	$(111,873)	$60,000	$(51,873)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

For the six months ended January 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$337,634	†	$166,544
Class C	108,591		10,092
Class C1	15,823		2,484
Class R	329		148
Class I	—		25,106
Total	$462,377		$204,374

†	Amount shown is exclusive of expense reimbursements. For the six months ended January 31, 2021, the service and/or distribution fees reimbursed amounted to $10 for Class A shares.

For the six months ended January 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$18,598
Class C	196
Class C1	41
Class R	1
Class I	443
Total	$19,279

6. Distributions to shareholders by class

	Six Months Ended January 31, 2021	Year Ended July 31, 2020
Net Investment Income:
Class A	$6,496,953	$14,855,251
Class C	443,645	1,537,498
Class C1	98,354	474,698
Class R	2,937	5,474
Class I	1,242,884	3,216,219
Total	$8,284,773	$20,089,140

7. Shares of beneficial interest

At January 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

56	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2021		Year Ended July 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,216,565	$21,487,467	9,175,468	$45,951,274
Shares issued on reinvestment	1,213,999	6,177,523	2,845,136	14,208,783
Shares repurchased	(6,121,630)	(31,167,715)	(13,860,870)	(68,770,985)
Net decrease	(691,066)	$(3,502,725)	(1,840,266)	$(8,610,928)

Class C
Shares sold	118,830	$605,122	446,445	$2,235,323
Shares issued on reinvestment	83,914	426,820	268,736	1,347,825
Shares repurchased	(722,048)	(3,678,917)	(3,907,285)	(18,956,428)
Net decrease	(519,304)	$(2,646,975)	(3,192,104)	$(15,373,280)

Class C1
Shares sold	12,790	$66,591	14,364	$75,264
Shares issued on reinvestment	19,073	97,443	91,899	464,940
Shares repurchased	(357,122)	(1,831,834)	(1,581,962)	(7,773,325)
Net decrease	(325,259)	$(1,667,800)	(1,475,699)	$(7,233,121)

Class R
Shares sold	2,725	$13,705	8,094	$41,706
Shares issued on reinvestment	255	1,298	561	2,799
Shares repurchased	(32)	(159)	(5,470)	(28,490)
Net increase	2,948	$14,844	3,185	$16,015

Class I
Shares sold	1,233,535	$6,312,197	3,814,156	$19,463,575
Shares issued on reinvestment	215,356	1,099,843	558,921	2,809,105
Shares repurchased	(2,034,023)	(10,341,430)	(6,567,224)	(32,784,873)
Net decrease	(585,132)	$(2,929,390)	(2,194,147)	$(10,512,193)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended January 31, 2021. The following transactions were effected in such company for the six months ended January 31, 2021.

	Affiliate Value at July 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,405,414	$65,641,088	65,641,088	$64,352,142	64,352,142

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$802	—	$3,694,360

9. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust and Western Asset Funds, Inc. (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $485 million (prior to November 16, 2020, the aggregate amount was $220 million for participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust). Unless renewed or otherwise terminated sooner in accordance with its terms, the agreement will terminate on November 15, 2021. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility; there is an annual upfront fee of 0.06% of the $485 million Redemption Facility. These fees are allocated to all Participating Funds pro rata based on net assets. Prior to November 16, 2020, there was no upfront fee. For the six months ended January 31, 2021, the Fund incurred a commitment fee in the amount of $2,212. The Fund did not utilize the Redemption Facility during the six months ended January 31, 2021.

10. Deferred capital losses

As of July 31, 2020, the Fund had deferred capital losses of $189,680,905, which have no expiration date, that will be available to offset future taxable capital gains.

58	Western Asset Short Duration High Income Fund 2021 Semi-Annual Report

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. In December 2020, the ICE Benchmark Administration, the administrator of LIBOR, announced that it had commenced a consultation to determine whether to extend publication of certain U.S. dollar LIBOR settings (overnight and one-, three-, six- and twelve-month U.S. dollar LIBOR) to the end of June 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

12. Subsequent event

Effective February 5, 2021, the Fund’s Redemption Facility was terminated and the Fund, together with the Participating Funds and other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee.

Western Asset Short Duration High Income Fund 2021 Semi-Annual Report	59

Statement regarding liquidity risk management program

(unaudited)

As required by law, the fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the fund. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the fund’s manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the fund’s Board of Trustees with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored the fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed the fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the fund held less liquid and illiquid assets and the extent to which any such investments affected the fund’s ability to meet redemption requests. In managing and reviewing the fund’s liquidity risk, the Committee also considered the extent to which the fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the fund uses derivatives (including for hedging purposes). The Committee also reviewed the fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the fund’s short-term and long-term cash flow projections. The Committee also considered the fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including, if applicable, the fund’s participation in a credit facility, as components of the fund’s ability to meet redemption requests.

60	Western Asset Short Duration High Income Fund

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing the fund’s investments into one of four liquidity buckets. In reviewing the fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the fund is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the fund did not acquire any illiquid investment such that, after the acquisition, the fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by the fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the fund’s liquidity risk throughout the Reporting Period.

Western Asset Short Duration High Income Fund	61

Western Asset

Short Duration High Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short Duration High Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration High Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD2172 3/21 SR21-4102

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 18, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 18, 2021